Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and of Regulation
S-K
of the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the company. For further information concerning the company’s variable pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to
Executive Compensation – Compensation Discussion and Analysis.

							Value of initial fixed $100 investment based on:
Year (a)	Summary compensation table total for first PEO ($) 1 (b1)	Summary compensation table total for second PEO ($) 1 (b2)	Compensation actually paid to first PEO ($) 2 (c1)	Compensation actually paid to second PEO ($) 2 (c2)	Average summary compensation table total for non-PEO NEOs ($) 3 (d)	Average compensation actually paid to non-PEO NEOs ($) 4 (e)	Total shareholder return ($) 5 (f)	Peer group total shareholder return ($) 6 9 (g)	Net income/ (loss) ($M) 7 (h)	Company selected measure-adjusted operating margin(%) 8 (i)

2023	17,354,819	11,864,931	18,005,113	11,533,698	5,658,504	5,387,543	118	135	(168.2)	30.4

2022	15,173,146	N/A	6,359,694	N/A	5,532,531	2,549,789	114	119	925.5	34.8

2021	12,897,752	N/A	21,171,173	N/A	5,228,946	8,067,761	140	155	1,969.4	41.5

2020	11,747,102	N/A	11,869,332	N/A	4,380,258	4,901,847	103	117	807.5	37.0

1. (b1)
represents the amounts of total compensation reported for Mr. Flanagan, who retired as President and Chief Executive Officer effective June 30, 2023, for each corresponding year in the “Total” column of the Summary Compensation Table. Fiscal year 2023 includes compensation related to Mr. Flanagan’s retirement agreement. See Summary Compensation Table for additional information.

(b2)
represents the amounts of total compensation reported for Mr. Schlossberg, who succeeded Mr. Flanagan as President and Chief Executive Officer effective June 30, 2023, for the corresponding year in the “Total” column of the Summary Compensation Table. See Summary Compensation Table for additional information.

2. (c1)
represents the amount of “compensation actually paid” to Mr. Flanagan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Flanagan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Flanagan’s total compensation to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reduced by the Reported Value of Equity Awards ($) (aa)	Increased by Equity Award Adjustments ($) (bb)	Compensation Actually Paid to PEO ($)

2023	17,354,819	9,430,685	10,080,979	18,005,113

(aa)	The grant date fair value of equity awards represents the total of the amounts reported in the “Share Awards” column in the Summary Compensation Table for the applicable year.
(bb)	The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of:

Year	Year End Fair Value of Equity Awards Granted During the Year and Unvested ($) (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (vi)	Total Equity Award Adjustments ($)

2023	7,365,503	2,444,386	0	(91,849)	0	362,939	10,080,979

(i)	the year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested;
(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the amount of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable year.

(c2)
represents the amount of “compensation actually paid” to Mr. Schlossberg, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schlossberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Schlossberg’s total compensation for to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reduced by the Reported Value of Equity Awards ($) (aa)	Increased by Equity Award Adjustments ($) (cc)	Compensation Actually Paid to PEO ($)

2023	11,864,931	8,323,081	7,991,848	11,533,698

(cc)	The equity award adjustments include the addition (or subtraction, as applicable) of:

Year	Year End Fair Value of Equity Awards Granted During the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments ($)

2023	8,480,128	(246,315)	0	(96,682)	(349,435)	204,152	7,991,848

3. (d)
represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Flanagan for 2020- 2023 and Mr. Schlossberg for 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Flanagan) are:

Name and title	2023	2022	2021	2020

Stephanie Butcher, SMD and Co-Head of Investments	●

L. Allison Dukes, Senior Managing Director and Chief Financial Officer	●	●	●	●

Andrew T.S. Lo, Senior Managing Director and Head of Asia Pacific	●	●	●	●

Gregory G. McGreevey 1 , Senior Managing Director, Investments	●	●	●	●

Doug Sharp, SMD and Head of Americas and EMEA	●

Name and title	2023	2022	2021	2020

Andrew R. Schlossberg 2 , Senior Managing Director, Head of the Americas		●	●	●

Loren M. Starr 3 , Retired Vice Chair, Former Senior Managing Director and Chief Financial Officer				●

Tony Wong , SMD and Co-Head of Investments	●

1.	Mr. McGreevey retired as Senior Managing Director - Investments from the company on February 8, 2023.
2.	Mr. Schlossberg succeeded Mr. Flanagan as President and CEO and as a member of the Board of Directors effective June 30, 2023.
3.
Mr. Starr transitioned from his role as Senior Managing Director and Chief Financial Officer to an executive advisory role of Vice Chair effective August 1, 2020. He served as Vice Chair until his retirement from the company on March 1, 2021.

4. (e)
represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Flanagan and Mr. Schlossberg), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Flanagan and Mr. Schlossberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Flanagan and Mr. Schlossberg) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (dd)	Reduced by the Average Reported Value of Equity Awards	Increased by the Average Equity Award Adjustments (ee)	Average Compensation Actually Paid to Non-PEO NEOs
2023	5,658,504	3,461,783	3,190,822	5,387,543

(dd)	Includes compensation related to Mr. McGreevey’s Retirement Agreement.
(ee)	The equity award adjustments include the addition (or subtraction, as applicable) of:

Year	Average Year End Fair Value of Equity Awards Granted During the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments ($)
2023	3,266,998	3,858	0	(44,796)	(143,331)	108,093	3,190,822

5. (f)
is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6. (g)	represents the weighted compensation peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
7. (h)	represents the amount of Net income/(loss) reflected in the Company’s audited financial statements for the applicable year.
8. (i)
represents the Adjusted operating margin for 2020 -2022, which is equal to Adjusted operating revenues divided by Net revenues and Scorecard adjusted operating margin in 2023, which is equal to Scorecard adjusted operating income divided by Net revenues. These are non-GAAP financial measures. Refer to
Appendix A – Schedule of non-GAAP information
for further information regarding the calculation of this performance measure. The company uses numerous key performance indicators, both financial and non-financial, for the purpose of evaluating performance. For purposes of the Pay versus Performance table, the company determined the performance measure that is the most relevant is Scorecard adjusted operating margin.

Company Selected Measure Name	Adjusted operating margin
Named Executive Officers, Footnote
3. (d)
represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Flanagan for 2020- 2023 and Mr. Schlossberg for 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Flanagan) are:

Name and title	2023	2022	2021	2020

Stephanie Butcher, SMD and Co-Head of Investments	●

L. Allison Dukes, Senior Managing Director and Chief Financial Officer	●	●	●	●

Andrew T.S. Lo, Senior Managing Director and Head of Asia Pacific	●	●	●	●

Gregory G. McGreevey 1 , Senior Managing Director, Investments	●	●	●	●

Doug Sharp, SMD and Head of Americas and EMEA	●

Peer Group Issuers, Footnote	represents the weighted compensation peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
Adjustment To PEO Compensation, Footnote
2. (c1)
represents the amount of “compensation actually paid” to Mr. Flanagan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Flanagan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Flanagan’s total compensation to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reduced by the Reported Value of Equity Awards ($) (aa)	Increased by Equity Award Adjustments ($) (bb)	Compensation Actually Paid to PEO ($)

2023	17,354,819	9,430,685	10,080,979	18,005,113

(aa)	The grant date fair value of equity awards represents the total of the amounts reported in the “Share Awards” column in the Summary Compensation Table for the applicable year.
(bb)	The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of:

Year	Year End Fair Value of Equity Awards Granted During the Year and Unvested ($) (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (vi)	Total Equity Award Adjustments ($)

2023	7,365,503	2,444,386	0	(91,849)	0	362,939	10,080,979

(i)	the year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested;
(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the amount of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 5,658,504	$ 5,532,531	$ 5,228,946	$ 4,380,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,387,543	2,549,789	8,067,761	4,901,847
Adjustment to Non-PEO NEO Compensation Footnote
4. (e)
represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Flanagan and Mr. Schlossberg), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Flanagan and Mr. Schlossberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Flanagan and Mr. Schlossberg) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (dd)	Reduced by the Average Reported Value of Equity Awards	Increased by the Average Equity Award Adjustments (ee)	Average Compensation Actually Paid to Non-PEO NEOs
2023	5,658,504	3,461,783	3,190,822	5,387,543

(dd)	Includes compensation related to Mr. McGreevey’s Retirement Agreement.
(ee)	The equity award adjustments include the addition (or subtraction, as applicable) of:

Year	Average Year End Fair Value of Equity Awards Granted During the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments ($)
2023	3,266,998	3,858	0	(44,796)	(143,331)	108,093	3,190,822

Compensation Actually Paid vs. Total Shareholder Return	CAP vs Total Shareholder Return (in 000s, except TSR)
Compensation Actually Paid vs. Net Income	CAP vs Net Income and Adjusted Operating Margin (CAP in 000s; Net income in millions)
Compensation Actually Paid vs. Company Selected Measure	CAP vs Net Income and Adjusted Operating Margin (CAP in 000s; Net income in millions)
Total Shareholder Return Vs Peer Group	CAP vs Total Shareholder Return (in 000s, except TSR)
Tabular List, Table
Financial performance measures
As described in greater detail in Executive Compensation – Compensation Discussion and Analysis, the
Company’s
executive
compensation
program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our short-term
and long-term incentive awards are selected based on an objective of incentivizing our PEO and NEOs to increase the value of our enterprise for our shareholders
over the long-term. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Net long-term flows
•	Net revenues
•	Scorecard adjusted operating income
•	Scorecard adjusted operating margin
•	Scorecard adjusted diluted earnings per share

Total Shareholder Return Amount	$ 118	114	140	103
Peer Group Total Shareholder Return Amount	135	119	155	117
Net Income (Loss)	$ (168,200,000)	$ 925,500,000	$ 1,969,400,000	$ 807,500,000
Company Selected Measure Amount	0.304	0.348	0.415	0.37
Measure:: 1
Pay vs Performance Disclosure
Name	Net long-term flows
Measure:: 2
Pay vs Performance Disclosure
Name	Net revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Scorecard adjusted operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Scorecard adjusted operating margin
Non-GAAP Measure Description	represents the Adjusted operating margin for 2020 -2022, which is equal to Adjusted operating revenues divided by Net revenues and Scorecard adjusted operating margin in 2023, which is equal to Scorecard adjusted operating income divided by Net revenues. These are non-GAAP financial measures. Refer to
Appendix A – Schedule of non-GAAP information
	for further information regarding the calculation of this performance measure. The company uses numerous key performance indicators, both financial and non-financial, for the purpose of evaluating performance. For purposes of the Pay versus Performance table, the company determined the performance measure that is the most relevant is Scorecard adjusted operating margin.
Measure:: 5
Pay vs Performance Disclosure
Name	Scorecard adjusted diluted earnings per share
Mr. Flanagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,354,819	$ 15,173,146	$ 12,897,752	$ 11,747,102
PEO Actually Paid Compensation Amount	$ 18,005,113	$ 6,359,694	$ 21,171,173	$ 11,869,332
PEO Name	Mr. Flanagan
Mr. Schlossberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,864,931
PEO Actually Paid Compensation Amount	$ 11,533,698
PEO Name	Mr. Schlossberg
PEO | Mr. Flanagan [Member] | Reduced By The Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,430,685
PEO | Mr. Flanagan [Member] | Increased By Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,080,979
PEO | Mr. Flanagan [Member] | Year End Fair Value Of Equity Awards Granted During The Year And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,365,503
PEO | Mr. Flanagan [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,444,386
PEO | Mr. Flanagan [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Flanagan [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,849)
PEO | Mr. Flanagan [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Flanagan [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,939
PEO | Mr. Flanagan [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,080,979
PEO | Mr. Schlossberg [Member] | Reduced By The Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,323,081
PEO | Mr. Schlossberg [Member] | Increased By Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,991,848
PEO | Mr. Schlossberg [Member] | Year End Fair Value Of Equity Awards Granted During The Year And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,480,128
PEO | Mr. Schlossberg [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,315)
PEO | Mr. Schlossberg [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Schlossberg [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,682)
PEO | Mr. Schlossberg [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,435)
PEO | Mr. Schlossberg [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,152
PEO | Mr. Schlossberg [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,991,848
Non-PEO NEO | Reduced By The Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,461,783
Non-PEO NEO | Increased By Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,190,822
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During The Year And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,266,998
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,858
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,796)
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,331)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,093
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,190,822